Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheet [Abstract]
Contingently redeemable common stock at beginning	$ 9,252,208	$ 193,525,484
Less:
Partial redemption	(1,683,800)	(186,410,914)
Plus:
Accretion of redeemable common stock	768,980	2,137,638
Contingently redeemable common stock at ending	$ 8,337,388	$ 9,252,208